                                                      Registration No. 33- 83604
                                                                        811-8746



                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM S-6

                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                        N-8B-2

                          Post-Effective Amendment No.  4

                         ALLMERICA SELECT SEPARATE ACCOUNT II
              OF ALLMERICA FINANCIAL LIFE  INSURANCE AND ANNUITY COMPANY
                              (Exact Name of Registrant)


                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                  440 Lincoln Street
                                  Worcester MA 01653
                       (Address of Principal Executive Office)

                              Abigail M. Armstrong, Esq.
                                  440 Lincoln Street
                                  Worcester MA 01653
                  (Name and Address of Agent for Service of Process)


               It is proposed that this filing will become effective:

                X   immediately upon filing pursuant to paragraph (b)
               ---
                    on (date) pursuant to paragraph (b)
               ---
                    60 days after filing pursuant to paragraph (a)(1)
               ---
                    on (date) pursuant to paragraph (a)(1)
               ---
                    on (date) pursuant to paragraph (a)(2) of Rule 485.
               ---
                    this post-effective amendment designates a new effective
               ---  date for a previously filed post-effective amendment.


                            FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("the 1933 Act"). The 24f-2 Notice for the issuer's fiscal year ended December 31, 1997 will be filed on or before February 27, 1998.

                        RECONCILIATION AND TIE BETWEEN ITEMS
                         IN FORM N-8b-2 AND THE PROSPECTUS

ITEM NO. OF
FORM N-8B-2       CAPTION IN PROSPECTUS
-----------       ---------------------
1. . . . . . . .  Cover Page
2. . . . . . . .  Cover Page
3. . . . . . . .  Not Applicable
4. . . . . . . .  Distribution
5. . . . . . . .  Allmerica Financial; The Variable Account
6. . . . . . . .  The Variable Account
7. . . . . . . .  Not Applicable
8. . . . . . . .  Not Applicable
9. . . . . . . .  Legal Proceedings
10 . . . . . . .  Summary; Description of the Company, The Variable Account, the
                  Trust, VIP and T. Rowe Price;  The Policy; Policy Termination
                  and Reinstatement; Other Policy Provisions
11 . . . . . . .  Summary; The Trust; VIP;  T. Rowe Price; Investment Objectives
                  and Policies
12 . . . . . . .  Summary; The Trust; VIP;  T. Rowe Price
13 . . . . . . .  Summary; The Trust; VIP;  T. Rowe Price; Investment Advisory
                  Services to the Trust; Investment Advisory Services to VIP;
                  Investment Advisory Services to T. Rowe Price;  Charges and
                  Deductions
14 . . . . . . .  Summary; Application for a Policy
15 . . . . . . .  Summary; Application for a Policy;  Payments; Allocation of
                  Net Payments
16 . . . . . . .  The Variable Account; The Trust; VIP;  T. Rowe Price;
                  Payments; Allocation of Net Payments
17 . . . . . . .  Summary; Surrender; Partial Withdrawal;  Charges and
                  Deductions; Policy Termination and Reinstatement
18 . . . . . . .  The Variable Account; The Trust; VIP; T. Rowe Price; Payments
19 . . . . . . .  Reports; Voting Rights
20 . . . . . . .  Not Applicable
21 . . . . . . .  Summary; Policy Loans; Other Policy Provisions
22 . . . . . . .  Other Policy Provisions
23 . . . . . . .  Not Required
24 . . . . . . .  Other Policy Provisions
25 . . . . . . .  Allmerica Financial
26 . . . . . . .  Not Applicable
27 . . . . . . .  Allmerica Financial
28 . . . . . . .  Directors and Principal Officers of the Company
29 . . . . . . .  Allmerica Financial
30 . . . . . . .  Not Applicable
31 . . . . . . .  Not Applicable
32 . . . . . . .  Not Applicable
33 . . . . . . .  Not Applicable
34 . . . . . . .  Not Applicable

35 . . . . . . .  Distribution
36 . . . . . . .  Not Applicable
37 . . . . . . .  Not Applicable
38 . . . . . . .  Summary; Distribution
39 . . . . . . .  Summary; Distribution
40 . . . . . . .  Not Applicable
41 . . . . . . .  Allmerica Financial, Distribution
42 . . . . . . .  Not Applicable
43 . . . . . . .  Not Applicable
44 . . . . . . .  Payments; Policy Value and Cash Surrender Value
45 . . . . . . .  Not Applicable
46 . . . . . . .  Policy Value and Cash Surrender Value;  Federal Tax
                  Considerations
47 . . . . . . .  Allmerica  Financial
48 . . . . . . .  Not Applicable
49 . . . . . . .  Not Applicable
50 . . . . . . .  The Variable Account
51 . . . . . . .  Cover Page; Summary; Charges and  Deductions; The Policy;
                  Policy Termination and Reinstatement;  Other Policy Provisions
52 . . . . . . .  Addition, Deletion or Substitution of Investments
53 . . . . . . .  Federal Tax Considerations
54 . . . . . . .  Not Applicable
55 . . . . . . .  Not Applicable
56 . . . . . . .  Not Applicable
57 . . . . . . .  Not Applicable
58 . . . . . . .  Not Applicable
59 . . . . . . .  Not Applicable

This Post-Effective Amendment No. 4 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Allmerica Select Separate Account II of Allmerica Financial Life Insurance and Annuity Company dated May 1, 1997 and to generally update corporate information for the Company and the Registrant. All other pertinent information regarding this Registration Statement, including the Prospectus was previously filed in Registrant's Post-Effective Amendment No. 3 on April 30, 1997 and is incorporated by reference herein.

                     ALLMERICA SELECT SEPARATE ACCOUNT II
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

       SUPPLEMENT DATED FEBRUARY 10, 1998 TO PROSPECTUS DATED MAY 1, 1997

                                      ***

Effective February 10, 1998, three additional Sub-Accounts will be available under the Contract. The Sub-Accounts will invest exclusively in shares of the Select Emerging Markets Fund, the Select Value Opportunity Fund and the Select Strategic Growth Fund of the Allmerica Investment Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section, and the prospectus for Allmerica Investment Trust for more information about the new Funds.

                                      ***

The number "eleven" is changed to "fourteen" in the first sentence under "What are my Investment Choices" on page 8 of the Prospectus and the following are added as the first, sixth, and eighth funds:

-    Select Emerging Markets Fund
     Managed by Schroder Capital Management International Inc.

-    Select Value Opportunity Fund
     Managed by Cramer Rosenthal McGlynn, LLC

-    Select Strategic Growth Fund
     Managed by Cambiar Investors, Inc.

                                      ***

The listing of funds on pages 1 and 9 of the prospectus is amended by adding the following:

             Fund                          Investment Adviser
             ----                          ------------------

  Select Emerging Markets Fund    Schroder Capital Management International Inc.

  Select Value Opportunity Fund   Cramer Rosenthal McGlynn, LLC

  Select Strategic Growth Fund    Cambiar Investors, Inc.

                                      ***

The second paragraph under "WHO ARE THE INVESTMENT ADVISERS AND HOW ARE THEY SELECTED?" on page 9 and the third paragraph under "THE TRUST" on page 18 are amended to read in their entirety as follows:

          Allmerica Investment Management Company, Inc. ("Manager"), an affiliate of the Company is the investment manager of the Trust. The Manager has entered into agreements with investment advisors ("Sub-Advisers") selected by the Manager and Trustees in consultation with RogersCasey. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust. In addition, Rogers, Casey Sponsor Services, Inc. a wholly owned subsidiary of RogersCasey, provides asset allocation recommendations that may be utilized at no cost by registered representatives who are assisting clients in developing diversified portfolios.


                                      ***


The Fund Expenses table on page 11 of the Prospectus is deleted and the following inserted in its place:

FUND EXPENSES: The following table shows the expenses (unaudited) of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1997.

------------------------------------------------------------------------------------------------------
                                                                     Other Fund
                                                  Management     Expenses (After Any      Total Fund
Fund                                                 Fee      Applicable Reimbursements)   Expenses
------------------------------------------------------------------------------------------------------
Select Emerging Markets Fund+++ . . . . . . . . .    1.35%             0.65%(1)             2.00%
Select International Equity Fund  . . . . . . . .    0.92%*            0.20%(1)             1.12%(3)
T. Rowe Price International Stock Portfolio . . .    1.05%             0.00%                1.05%
Select Aggressive Growth Fund . . . . . . . . . .    0.89%*            0.09%(1)             0.98%(3)
Select Capital Appreciation Fund. . . . . . . . .    0.95%*            0.15%(1)             1.10%
Select Value Opportunity Fund . . . . . . . . . .    0.90%**           0.14%(1)             1.04%(3)
Select Growth Fund  . . . . . . . . . . . . . . .    0.85%             0.08%(1)             0.93%(3)
Select Strategic Growth Fund+++ . . . . . . . . .    0.85%             0.13%(1)             0.98%
Fidelity VIP Growth Portfolio . . . . . . . . . .    0.60%             0.09%                0.69%(2)
Select Growth and Income Fund . . . . . . . . . .    0.70%*            0.07%(1)             0.77%(3)
Fidelity VIP Equity-Income Portfolio  . . . . . .    0.50%             0.08%                0.58%(2)
Fidelity VIP High Income Portfolio  . . . . . . .    0.59%             0.12%                0.71%
Select Income Fund  . . . . . . . . . . . . . . .    0.58%*            0.13%(1)             0.71%
Money Market Fund . . . . . . . . . . . . . . . .    0.27%             0.08%(1)             0.35%
------------------------------------------------------------------------------------------------------

+++ These Portfolios commenced operations in February 1998. Expenses shown are annualized and are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than shown.

* Effective September 1, 1997, the management fee rates for these funds were revised. The management fees ratios shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1997.

** The Select Value Opportunity Fund was formerly known as the "Small-Mid Cap Value Fund." Effective April 1, 1997, the management fee rate of the former Small-Mid Cap Value Fund was revised. In addition, effective April 1, 1997 and until further notice, the management fee for this fund has been voluntarily limited to an annual rate of 0.90% of average daily net assets. The management fee ratio shown above for the Select Value Opportunity Fund has been adjusted to assume that the revised rate and the voluntary limitation took effect on January 1, 1997. Had the voluntary limitation of 0.90% not been effective on January 1, 1997 and had the management fee rate revision discussed above been effective on January 1, 1997, the management fee ratio and the total fund expense ratio would have been 0.95% and 1.09%, respectively.

(1) Until further notice, Allmerica Investment Management Company, Inc. ("Manager"), under the Management Agreement with Allmerica Investment Trust, has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Strategic Growth and Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Income Fund and 0.60% for Money Market Fund. In addition, the Manager has agreed to waive voluntarily its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily assets, except that such waiver shall not exceed the net amount of management fees earned by the Manager from the fund after subtracting fees paid by the Manager to Schroder Capital Management International Inc. for sub-advisory fees. The total operating expenses of the funds of the Trust were less than their respective expense limitations throughout 1997. The declaration of a voluntary expense limitation in any year does not bind Allmerica Investments to declare future expense limitations with respect to these funds.

(2) A portion of the brokerage commissions the Portfolio paid was used to reduce Fund expenses. Including these reductions, total operating expenses would have been 0.57% for the Fidelity VIP Equity-Income Portfolio and 0.67% for the Fidelity VIP Growth Portfolio.

(3) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total operating expenses would have been 1.10% for Select International Equity Fund, 0.91% for Select Growth Fund, 0.74% for Select Growth and Income Fund, 0.93% for Select Aggressive Growth, and 0.98% for Select Value Opportunity Fund.


                                      ***

                                      ***


The following summaries of investment objectives and policies are added as the first, sixth and eighth summaries respectively under "INVESTMENT OBJECTIVES AND POLICIES" beginning on page 19 of the Prospectus:

          SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

          SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

          SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies.

The following information is added to the next-to-last paragraph under "INVESTMENT ADVISORY SERVICES" on page 21 of the Prospectus:

          The Manager's fee, computed daily at an annual rate based on the average daily net asset value of the Fund, will be 1.35% for Select Emerging Markets Fund and 0.85% for Select Strategic Growth Fund. For the Select Value Opportunity Fund, the fee will be 1.00% for net asset value up to $100,000,000; 0.85% on the next $150,000,000;
          0.80% on the next $250,000,000; 0.75% on the next $250,000,000 and
          0.70% on the remainder.

                                      ***

Footnote 14. SUBSEQUENT EVENT (UNAUDITED) under "Notes to Financial Statements" on page F-17 is deleted and replaced in its entirety with the following:

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

In late July 1997, a lawsuit was instituted in Louisiana against Allmerica Financial Corporation and certain of its subsidiaries, including the Company, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contracts, misrepresentations and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in the early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiff's claims, there can be no assurance that the claim will be resolved on a basis which is satisfactory to the Company.

                                      ***

Following are unaudited financial statements for the Select VEL Separate Account and the Company for the nine-month period ended September 30, 1997.

Supplement Dated February 10, 1998
premium =   $2,000

              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           SELECT VARIABLE LIFE POLICY


                                                                                         MALE NON-SMOKER AGE    30
                                                                                     SPECIFIED FACE AMOUNT =  $100,000
                                                                                          SUM INSURED OPTION    2
                               BASED ON CURRENT MONTHLY INSURANCE PROTECTION
                                         CHARGES WITHOUT RIDERS

           Premiums           Hypothetical 0%                  Hypothetical 6%                  Hypothetical 12%
          Paid Plus       Gross Investment Return          Gross Investment Return          Gross Investment Return
           Interest       -----------------------          -----------------------          -----------------------
Policy      At 5%    Surrender    Policy      Death   Surrender    Policy      Death    Surrender   Policy      Death
 Year      Per Year    Value       Value     Benefit     Value     Value      Benefit     Value     Value      Benefit
 ----      --------    -----       -----     -------     -----     -----      -------     -----     -----      -------
  1           2,100        667      1,744    101,744        777      1,854    101,854        888      1,965    101,965
  2           4,305      2,380      3,457    103,457      2,710      3,788    103,788      3,054      4,131    104,131
  3           6,620      4,198      5,140    105,140      4,860      5,803    105,803      5,577      6,520    106,520
  4           9,051      5,986      6,794    106,794      7,096      7,904    107,904      8,345      9,153    109,153
  5          11,604      7,734      8,407    108,407      9,408     10,082    110,082     11,370     12,043    112,043
  6          14,284      9,441      9,980    109,980     11,801     12,340    112,340     14,679     15,217    115,217
  7          17,098     11,121     11,525    111,525     14,290     14,694    114,694     18,313     18,717    118,717
  8          20,053     12,763     13,032    113,032     16,867     17,136    117,136     22,293     22,562    122,562
  9          23,156     14,365     14,500    114,500     19,535     19,670    119,670     26,655     26,789    126,789
 10          26,414     15,931     15,931    115,931     22,298     22,298    122,298     31,437     31,437    131,437
 11          29,834     17,345     17,345    117,345     25,057     25,057    125,057     36,592     36,592    136,592
 12          33,426     18,720     18,720    118,720     27,920     27,920    127,920     42,265     42,265    142,265
 13          37,197     20,056     20,056    120,056     30,890     30,890    130,890     48,510     48,510    148,510
 14          41,157     21,351     21,351    121,351     33,971     33,971    133,971     55,383     55,383    155,383
 15          45,315     22,604     22,604    122,604     37,166     37,166    137,166     62,949     62,949    162,949
 16          49,681     23,820     23,820    123,820     40,485     40,485    140,485     71,284     71,284    171,284
 17          54,265     24,991     24,991    124,991     43,922     43,922    143,922     80,458     80,458    180,458
 18          59,078     26,125     26,125    126,125     47,492     47,492    147,492     90,567     90,567    190,567
 19          64,132     27,221     27,221    127,221     51,199     51,199    151,199    101,706    101,706    201,706
 20          69,439     28,278     28,278    128,278     55,046     55,046    155,046    113,978    113,978    217,698

Age 60      139,522     36,259     36,259    136,259    102,102    102,102    202,102    331,018    331,018    443,564
Age 65      189,673     38,090     38,090    138,090    132,367    132,367    232,367    549,309    549,309    670,157
Age 70      253,680     38,113     38,113    138,113    167,967    167,967    267,967    903,529    903,529  1,048,094
Age 75      335,370     35,266     35,266    135,266    208,864    208,864    308,864  1,480,061  1,480,061  1,583,665

premium =    $2,000


             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                         SELECT VARIABLE LIFE POLICY


                                                                                         MALE NON-SMOKER AGE     30
                                                                                     SPECIFIED FACE AMOUNT =  $100,000
                                                                                          SUM INSURED OPTION     2
                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                                         CHARGES WITHOUT RIDERS

           Premiums           Hypothetical 0%                  Hypothetical 6%                  Hypothetical 12%
          Paid Plus       Gross Investment Return          Gross Investment Return          Gross Investment Return
           Interest       -----------------------          -----------------------          -----------------------
Policy      At 5%    Surrender    Policy      Death   Surrender    Policy      Death    Surrender   Policy      Death
 Year      Per Year    Value       Value     Benefit     Value     Value      Benefit     Value     Value      Benefit
 ----      --------    -----       -----     -------     -----     -----      -------     -----     -----      -------
  1           2,100        664      1,741    101,741        774      1,852    101,852        885      1,962    101,962
  2           4,305      2,372      3,449    103,449      2,702      3,779    103,779      3,045      4,122    104,122
  3           6,620      4,182      5,124    105,124      4,843      5,785    105,785      5,558      6,501    106,501
  4           9,051      5,960      6,768    106,768      7,066      7,874    107,874      8,312      9,120    109,120
  5          11,604      7,695      8,369    108,369      9,363     10,036    110,036     11,317     11,990    111,990
  6          14,284      9,388      9,927    109,927     11,736     12,275    112,275     14,600     15,138    115,138
  7          17,098     11,052     11,455    111,455     14,201     14,605    114,605     18,200     18,604    118,604
  8          20,053     12,674     12,943    112,943     16,749     17,019    117,019     22,138     22,407    122,407
  9          23,156     14,256     14,391    114,391     19,384     19,519    119,519     26,447     26,582    126,582
 10          26,414     15,799     15,799    115,799     22,109     22,109    122,109     31,166     31,166    131,166
 11          29,834     17,183     17,183    117,183     24,817     24,817    124,817     36,237     36,237    136,237
 12          33,426     18,531     18,531    118,531     27,628     27,628    127,628     41,815     41,815    141,815
 13          37,197     19,832     19,832    119,832     30,534     30,534    130,534     47,939     47,939    147,939
 14          41,157     21,098     21,098    121,098     33,551     33,551    133,551     54,678     54,678    154,678
 15          45,315     22,318     22,318    122,318     36,672     36,672    136,672     62,083     62,083    162,083
 16          49,681     23,493     23,493    123,493     39,900     39,900    139,900     70,222     70,222    170,222
 17          54,265     24,623     24,623    124,623     43,242     43,242    143,242     79,169     79,169    179,169
 18          59,078     25,698     25,698    125,698     46,688     46,688    146,688     88,996     88,996    188,996
 19          64,132     26,731     26,731    126,731     50,257     50,257    150,257     99,805     99,805    199,805
 20          69,439     27,710     27,710    127,710     53,940     53,940    153,940    111,683    111,683    213,314

Age 60      139,522     33,493     33,493    133,493     96,807     96,807    196,807    317,909    317,909    425,998
Age 65      189,673     32,226     32,226    132,226    121,420    121,420    221,420    520,322    520,322    634,793
Age 70      253,680     25,942     25,942    125,942    145,829    145,829    245,829    840,654    840,654    975,158
Age 75      335,370     11,579     11,579    111,579    165,998    165,998    265,998  1,349,832  1,349,832  1,449,832

premium =    $4,200

          ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          SELECT VARIABLE LIFE POLICY


                                                                                          MALE NONSMOKER, AGE     45
                                                                                      SPECIFIED FACE AMOUNT = $250,000
                                                                                           SUM INSURED OPTION     1

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                                         CHARGES WITHOUT RIDERS

           Premiums           Hypothetical 0%                  Hypothetical 6%                  Hypothetical 12%
          Paid Plus       Gross Investment Return          Gross Investment Return          Gross Investment Return
           Interest       -----------------------          -----------------------          -----------------------
Policy      At 5%    Surrender    Policy      Death   Surrender    Policy      Death    Surrender   Policy      Death
 Year      Per Year    Value       Value     Benefit     Value     Value      Benefit     Value     Value      Benefit
 ----      --------    -----       -----     -------     -----     -----      -------     -----     -----      -------
  1           4,410          0      3,171    250,000         65      3,387    250,000        282      3,604    250,000
  2           9,041      2,911      6,238    250,000      3,543      6,870    250,000      4,202      7,529    250,000
  3          13,903      6,274      9,185    250,000      7,523     10,434    250,000      8,878     11,789    250,000
  4          19,008      9,531     12,027    250,000     11,602     14,097    250,000     13,941     16,437    250,000
  5          24,368     12,667     14,746    250,000     15,767     17,846    250,000     19,415     21,494    250,000
  6          29,996     15,679     17,343    250,000     20,020     21,683    250,000     25,341     27,005    250,000
  7          35,906     18,560     19,808    250,000     24,355     25,603    250,000     31,763     33,010    250,000
  8          42,112     21,297     22,129    250,000     28,766     29,597    250,000     38,722     39,553    250,000
  9          48,627     23,882     24,298    250,000     33,245     33,661    250,000     46,271     46,687    250,000
 10          55,469     26,298     26,298    250,000     37,782     37,782    250,000     54,466     54,466    250,000
 11          62,652     28,582     28,582    250,000     42,424     42,424    250,000     63,427     63,427    250,000
 12          70,195     30,751     30,751    250,000     47,211     47,211    250,000     73,298     73,298    250,000
 13          78,114     32,809     32,809    250,000     52,155     52,155    250,000     84,187     84,187    250,000
 14          86,430     34,757     34,757    250,000     57,265     57,265    250,000     96,217     96,217    250,000
 15          95,161     36,587     36,587    250,000     62,546     62,546    250,000    109,520    109,520    250,000
 16         104,330     38,297     38,297    250,000     68,008     68,008    250,000    124,247    124,247    250,000
 17         113,956     39,882     39,882    250,000     73,659     73,659    250,000    140,571    140,571    250,000
 18         124,064     41,335     41,335    250,000     79,506     79,506    250,000    158,685    158,685    250,000
 19         134,677     42,646     42,646    250,000     85,557     85,557    250,000    178,812    178,812    250,000
 20         145,821     43,808     43,808    250,000     91,823     91,823    250,000    201,208    201,208    250,000

Age 60       95,161     36,587     36,587    250,000     62,546     62,546    250,000    109,520    109,520    250,000
Age 65      145,821     43,808     43,808    250,000     91,823     91,823    250,000    201,208    201,208    250,000
Age 70      210,477     47,405     47,405    250,000    127,125    127,125    250,000    353,475    353,475    410,031
Age 75      292,995     45,138     45,138    250,000    170,558    170,558    250,000    601,316    601,316    643,408

premium =    $4,200

           ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          SELECT VARIABLE LIFE POLICY


                                                                                          MALE NON-SMOKER AGE     45
                                                                                      SPECIFIED FACE AMOUNT = $250,000
                                                                                           SUM INSURED OPTION     1

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION
                                         CHARGES WITHOUT RIDERS

           Premiums           Hypothetical 0%                  Hypothetical 6%                  Hypothetical 12%
          Paid Plus       Gross Investment Return          Gross Investment Return          Gross Investment Return
           Interest       -----------------------          -----------------------          -----------------------
Policy      At 5%    Surrender    Policy      Death   Surrender    Policy      Death    Surrender   Policy      Death
 Year      Per Year    Value       Value     Benefit     Value     Value      Benefit     Value     Value      Benefit
 ----      --------    -----       -----     -------     -----     -----      -------     -----     -----      -------
  1           4,410          0      3,165    250,000         60      3,382    250,000        277      3,599    250,000
  2           9,041      2,896      6,223    250,000      3,527      6,854    250,000      4,185      7,512    250,000
  3          13,903      6,236      9,147    250,000      7,482     10,393    250,000      8,835     11,746    250,000
  4          19,008      9,475     11,970    250,000     11,538     14,033    250,000     13,870     16,365    250,000
  5          24,368     12,588     14,667    250,000     15,674     17,753    250,000     19,306     21,385    250,000
  6          29,996     15,551     17,214    250,000     19,866     21,530    250,000     25,159     26,823    250,000
  7          35,906     18,396     19,643    250,000     24,151     25,398    250,000     31,509     32,756    250,000
  8          42,112     21,099     21,931    250,000     28,507     29,338    250,000     38,384     39,216    250,000
  9          48,627     23,638     24,054    250,000     32,914     33,330    250,000     45,823     46,239    250,000
 10          55,469     25,990     25,990    250,000     37,355     37,355    250,000     53,870     53,870    250,000
 11          62,652     27,790     27,790    250,000     41,482     41,482    250,000     62,273     62,273    250,000
 12          70,195     29,388     29,388    250,000     45,642     45,642    250,000     71,448     71,448    250,000
 13          78,114     30,790     30,790    250,000     49,843     49,843    250,000     81,498     81,498    250,000
 14          86,430     31,974     31,974    250,000     54,071     54,071    250,000     92,520     92,520    250,000
 15          95,161     32,918     32,918    250,000     58,313     58,313    250,000    104,627    104,627    250,000
 16         104,330     33,600     33,600    250,000     62,554     62,554    250,000    117,955    117,955    250,000
 17         113,956     33,996     33,996    250,000     66,783     66,783    250,000    132,665    132,665    250,000
 18         124,064     34,085     34,085    250,000     70,989     70,989    250,000    148,947    148,947    250,000
 19         134,677     33,815     33,815    250,000     75,139     75,139    250,000    167,016    167,016    250,000
 20         145,821     33,109     33,109    250,000     79,181     79,181    250,000    187,125    187,125    250,000

Age 60       95,161     32,918     32,918    250,000     58,313     58,313    250,000    104,627    104,627    250,000
Age 65      145,821     33,109     33,109    250,000     79,181     79,181    250,000    187,125    187,125    250,000
Age 70      210,477     21,602     21,602    250,000     97,202     97,202    250,000    324,231    324,231    376,108
Age 75      292,995          0    (12,603)   250,000    107,255    107,255    250,000    542,791    542,791    580,786

                     ALLMERICA SELECT SEPARATE ACCOUNT II

                        NOTES TO FINANCIAL STATEMENTS

                              SEPTEMBER 30, 1997



NOTE 1 -- ORGANIZATION

     The Allmerica Select Separate Account II (Allmerica Select II) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on May 1, 1995 for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Allmerica Select II are clearly identified and distinguished from the other assets and liabilities of the Company. Allmerica Select II cannot be charged with liabilities arising out of any other business of the Company.

     Allmerica Select II is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Allmerica Select II currently offers eleven Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica or of the Variable Insurance Products Fund (Fidelity VIP), managed by Fidelity Management & Research Company (FMR), or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc.. The Trust, Fidelity VIP and T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES



     INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, Fidelity VIP, or T. Rowe Price. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, Fidelity VIP, or T. Rowe Price at net asset value.

     FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Allmerica Select II. Therefore, no provision for income taxes has been charged against Allmerica Select II.

                         ALLMERICA SELECT SEPARATE ACCOUNT II

                         STATEMENTS OF ASSETS AND LIABILITIES

                            SEPTEMBER 30, 1997 (UNAUDITED)


                                                             SELECT                       SELECT                         SELECT
                                                           AGGRESSIVE                     GROWTH          SELECT      INTERNATIONAL
                                           MONEY MARKET      GROWTH     SELECT GROWTH   AND INCOME        INCOME         EQUITY
                                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                30              6              7             8              10             11
                                           ------------   ------------   ------------   ------------   ------------   ------------
ASSETS:
Investments in shares of Allmerica
 Investment Trust  . . . . . . . . . . .   $  2,552,281   $  4,226,265   $  3,270,247   $  3,540,667   $  1,216,716   $  3,211,684
Investments in shares of Fidelity
 Variable Insurance Products Funds   . .              -              -              -              -              -              -
Investment in shares of T. Rowe Price
 International Series, Inc.  . . . . . .              -              -              -              -              -              -
                                                      -              -              -              -              -              -
                                           ------------   ------------   ------------   ------------   ------------   ------------
Total assets . . . . . . . . . . . . . .      2,552,281      4,226,265      3,270,247      3,540,667      1,216,716      3,211,684

LIABILITIES:
Payable to Allmerica Financial Life
 Insurance and Annuity Company . . . . .        494,004              -              -              -              -              -
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net assets . . . . . . . . . . . . . . .   $  2,058,277   $  4,226,265   $  3,270,247   $  3,540,667   $  1,216,716   $  3,211,684
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net asset distribution by category:
Variable life policies . . . . . . . . .     $2,058,277     $4,226,265     $3,270,247     $3,540,667     $1,216,716     $3,211,684
Value of investment by Allmerica
 Financial Life Insurance and
 Annuity Company (Sponsor) . . . . . . .              -              -              -              -              -              -
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                             $2,058,277     $4,226,265     $3,270,247     $3,540,667     $1,216,716     $3,211,684
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------   ------------

Units outstanding,
 September 30, 1997  . . . . . . . . . .      2,288,594      2,222,088      1,784,961      2,037,537      1,022,224      2,167,942
Net asset value per unit,
 September 30, 1997  . . . . . . . . . .      $1.114402      $1.901934      $1.832111      $1.737719      $1.190264      $1.481444


  The accompanying notes are an integral part of these financial statements.


                                              SELECT        FIDELITY       FIDELITY       FIDELITY    T. ROWE PRICE
                                             CAPITAL           VIP            VIP            VIP      INTERNATIONAL
                                           APPRECIATION    HIGH INCOME  EQUITY-INCOME      GROWTH          STOCK
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                12             102            103            104            150
                                           ------------   ------------   ------------   ------------   ------------
ASSETS:
Investments in shares of Allmerica
 Investment Trust  . . . . . . . . . . .   $  2,281,287
Investments in shares of Fidelity
 Variable Insurance Products Funds . . .              -   $  1,616,640   $  2,753,132   $  2,525,128
Investment in shares of T. Rowe Price
 International Series, Inc.  . . . . . .              -              -              -              -   $  2,162,240
                                                      -              -              -              -              -
                                           ------------   ------------   ------------   ------------   ------------
Total assets . . . . . . . . . . . . . .      2,281,287      1,616,640      2,753,132      2,525,128      2,162,240

LIABILITIES:
Payable to Allmerica Financial Life
 Insurance and Annuity Company                        -              -              -              -              -
                                           ------------   ------------   ------------   ------------   ------------
Net assets . . . . . . . . . . . . . . .   $  2,281,287   $  1,616,640   $  2,753,132   $  2,525,128   $  2,162,240
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------

Net asset distribution by category:
Variable life policies . . . . . . . . .     $2,281,287     $1,616,640     $2,753,132     $2,525,128     $2,162,240
Value of investment by Allmerica
 Financial Life Insurance and
 Annuity Company (Sponsor) . . . . . . .              -              -              -              -              -
                                           ------------   ------------   ------------   ------------   ------------
                                             $2,281,287     $1,616,640     $2,753,132     $2,525,128     $2,162,240
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------

Units outstanding,
 September 30, 1997  . . . . . . . . . .      1,371,913      1,120,775      1,626,851      1,446,439      1,679,898
Net asset value per unit,
 September 30, 1997  . . . . . . . . . .      $1.662851      $1.442431      $1.692305      $1.745755      $1.287126


  The accompanying notes are an integral part of these financial statements.

                           ALLMERICA SELECT SEPARATE ACCOUNT II

                                 STATEMENTS OF OPERATIONS
                              SEPTEMBER 30, 1997 (UNAUDITED)



                                                                   MONEY MARKET
                                                                   SUB-ACCOUNT 30
                                         -----------------------------------------------------------------
                                            FOR THE NINE             FOR THE
                                             MONTHS ENDED           YEAR ENDED           FOR THE PERIOD
                                         9/30/97 (UNAUDITED)         12/31/96          5/1/95* TO 12/31/95
                                         -------------------    -------------------    -------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . .     $           110,161    $            42,306    $             3,310

EXPENSES :
  Mortality and expense risk fee . .                  13,453                  5,083                    543
  Administrative expenses  . . . . .                   3,155                  1,192                    125
                                         -------------------    -------------------    -------------------
    Total expenses   . . . . . . . .                  16,608                  6,275                    668
                                         -------------------    -------------------    -------------------

  Net investment income (loss) . . .                  93,553                 36,031                  2,642
                                         -------------------    -------------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain distributions from
   portfolio sponsors  . . . . . . .                       -                      -                      -
  Net realized gain (loss) from
   sales of investments  . . . . . .                       -                      -                      -
                                         -------------------    -------------------    -------------------
    Net realized gain (loss) from
     gain distributions and sales
     of investments. . . . . . . . .                       -                      -                      -
  Net unrealized gain (loss) . . . .                       -                      -                      -
                                         -------------------    -------------------    -------------------

     Net realized and unrealized
      gain (loss) on investments . .                       -                      -                      -
                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net
      assets from operations  . . .      $            93,553    $            36,031    $             2,642
                                         -------------------    -------------------    -------------------
                                         -------------------    -------------------    -------------------


                                                            SELECT AGGRESSIVE GROWTH
                                                                   SUB-ACCOUNT 6
                                         -----------------------------------------------------------------
                                            FOR THE NINE             FOR THE
                                             MONTHS ENDED           YEAR ENDED           FOR THE PERIOD
                                         9/30/97 (UNAUDITED)         12/31/96          5/1/95* TO 12/31/95
                                         -------------------    -------------------    -------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . .     $            34,927    $            90,988    $                 -

EXPENSES:
  Mortality and expense risk fee . .                  11,832                  4,965                    104
  Administrative expenses  . . . . .                   2,775                  1,165                     24
                                         -------------------    -------------------    -------------------
    Total expenses . . . . . . . . .                  14,607                  6,130                    128
                                         -------------------    -------------------    -------------------

  Net investment income (loss) . . .                  20,320                 84,858                   (128)
                                         -------------------    -------------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain distributions from
   portfolio sponsors  . . . . . . .                       -                      -                      -
  Net realized gain (loss) from
   sales of investments  . . . . . .                  (4,658)                13,851                      4
                                         -------------------    -------------------    -------------------
    Net realized gain (loss) from
     gain distributions and sales
     of investments. . . . . . . . .                  (4,658)                13,851                      4
  Net unrealized gain (loss) . . . .                 816,220                 26,999                    417
                                         -------------------    -------------------    -------------------

    Net realized and unrealized
     gain (loss) on investments. . .                 811,562                 40,850                    421
                                         -------------------    -------------------    -------------------
    Net increase (decrease) in net
     assets from operations. . . . .     $           831,882    $           125,708    $               293
                                         -------------------    -------------------    -------------------
                                         -------------------    -------------------    -------------------



                                                                   SELECT GROWTH
                                                                   SUB-ACCOUNT 7
                                         -----------------------------------------------------------------
                                            FOR THE NINE             FOR THE
                                             MONTHS ENDED           YEAR ENDED           FOR THE PERIOD
                                         9/30/97 (UNAUDITED)         12/31/96          5/1/95* TO 12/31/95
                                         -------------------    -------------------    -------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . .     $            13,877    $           160,313    $                14

EXPENSES:
  Mortality and expense risk fee . .                   9,862                  3,176                     38
  Administrative expenses  . . . . .                   2,313                    745                      9
                                         -------------------    -------------------    -------------------
    Total expenses   . . . . . . . .                  12,175                  3,921                     47
                                         -------------------    -------------------    -------------------

  Net investment income (loss) . . .                   1,702                156,392                    (33)
                                         -------------------    -------------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain distributions from
   portfolio sponsors  . . . . . . .                       -                     -                       -
  Net realized gain (loss) from
   sales of investments  . . . . . .                   1,026                13,278                      11
                                         -------------------    -------------------    -------------------
    Net realized gain (loss) from
     gain distributions and sales
     of investments. . . . . . . . .                   1,026                13,278                      11
  Net unrealized gain (loss) . . . .                 499,871               (87,178)                   (892)
                                         -------------------    -------------------    -------------------

    Net realized and unrealized
     gain (loss) on investments. . .                 500,897               (73,900)                   (881)
                                         -------------------    -------------------    -------------------
    Net increase (decrease) in net
      assets from operations . . . .     $           502,599    $           82,492     $              (914)
                                         -------------------    -------------------    -------------------
                                         -------------------    -------------------    -------------------


**Date of initial investment

  The accompanying notes are an integral part of these financial statements.

                           ALLMERICA SELECT SEPARATE ACCOUNT II

                              SEPTEMBER 30, 1997 (UNAUDITED)




                                                                      SELECT
                                                                GROWTH AND INCOME
                                         -----------------------------------------------------------------
                                                                  SUB-ACCOUNT 8
                                          FOR THE NINE                FOR THE
                                           MONTHS ENDED             YEAR ENDED            FOR THE PERIOD
                                         9/30/97 (UNAUDITED)         12/31/96           5/1/95* TO 12/31/95
                                         -------------------    -------------------    -------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . .     $            54,885    $            86,561    $             6,087

EXPENSES:
  Mortality and expense risk fee . .                  11,420                  3,438                    115
  Administrative expenses  . . . . .                   2,679                    807                     27
                                         -------------------    -------------------    -------------------
    Total expenses . . . . . . . . .                  14,099                  4,245                    142
                                         -------------------    -------------------    -------------------

  Net investment income (loss) . . .                  40,786                 82,316                  5,945
                                         -------------------    -------------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain distributions from
  portfolio sponsors . . . . . . . .                       -                      -                      -
  Net realized gain (loss) from
   sales of investments. . . . . . .                  12,658                    886                    783
                                         -------------------    -------------------    -------------------
    Net realized gain (loss) from
     gain distributions and sales
     of investments. . . . . . . . .                  12,658                    886                    783
  Net unrealized gain (loss) . . . .                 370,122                 24,966                 (1,200)
                                         -------------------    -------------------    -------------------

    Net realized and unrealized
     gain (loss) on investments. . .                 382,780                 25,852                   (417)
                                         -------------------    -------------------    -------------------
    Net increase (decrease) in net
     assets from operations. . . . .     $           423,566    $           108,168    $             5,528
                                         -------------------    -------------------    -------------------
                                         -------------------    -------------------    -------------------


                                                                      SELECT
                                                                      INCOME
                                                                  SUB-ACCOUNT 10
                                         -----------------------------------------------------------------
                                          FOR THE NINE                FOR THE
                                           MONTHS ENDED             YEAR ENDED            FOR THE PERIOD
                                         9/30/97 (UNAUDITED)         12/31/96          5/1/95* TO 12/31/95
                                         -------------------    -------------------    -------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . .     $            50,836    $            27,253    $             1,445

EXPENSES:
  Mortality and expense risk fee . .                   4,960                  2,513                     63
  Administrative expenses  . . . . .                   1,163                    589                     15
                                         -------------------    -------------------    -------------------
    Total expenses . . . . . . . . .                   6,123                  3,102                     78
                                         -------------------    -------------------    -------------------

  Net investment income (loss) . . .                  44,713                 24,151                  1,367
                                         -------------------    -------------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain distributions from
  portfolio sponsors . . . . . . . .                       -                      -                      -
  Net realized gain (loss) from
   sales of investments. . . . . . .                   1,725                   (472)                   140
                                         -------------------    -------------------    -------------------
    Net realized gain (loss) from
     gain distributions and sales
     of investments. . . . . . . . .                   1,725                   (472)                   140
  Net unrealized gain (loss) . . . .                  15,558                 (4,696)                   187
                                         -------------------    -------------------    -------------------

    Net realized and unrealized
     gain (loss) on investments. . .                  17,283                 (5,168)                   327
                                         -------------------    -------------------    -------------------
    Net increase (decrease) in net
     assets from operations. . . . .     $            61,996    $            18,983    $             1,694
                                         -------------------    -------------------    -------------------
                                         -------------------    -------------------    -------------------


                                                                      SELECT
                                                               INTERNATIONAL EQUITY
                                                                   SUB-ACCOUNT 11
                                         -----------------------------------------------------------------
                                            FOR THE NINE              FOR THE
                                            MONTHS ENDED            YEAR ENDED            FOR THE PERIOD
                                         9/30/97 (UNAUDITED)         12/31/96          5/1/95* TO 12/31/95
                                         -------------------    -------------------    -------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . .     $            17,959    $            25,948    $               621

EXPENSES:
  Mortality and expense risk fee . .                  10,391                  3,547                     67
  Administrative expenses  . . . . .                   2,437                    832                     15
                                         -------------------    -------------------    -------------------
    Total expenses . . . . . . . . .                  12,828                  4,379                     82
                                         -------------------    -------------------    -------------------

  Net investment income (loss) . . .                   5,131                 21,569                    539
                                         -------------------    -------------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain distributions from
  portfolio sponsors . . . . . . . .                       -                      -                      -
  Net realized gain (loss) from
   sales of investments. . . . . . .                  14,584                    654                    537
                                         -------------------    -------------------    -------------------
    Net realized gain (loss) from
     gain distributions and sales
     of investments. . . . . . . . .                  14,584                    654                    537
  Net unrealized gain (loss) . . . .                 155,655                116,537                    533
                                         -------------------    -------------------    -------------------

    Net realized and unrealized
     gain (loss) on investments. . .                 170,239                117,191                  1,070
                                         -------------------    -------------------    -------------------
    Net increase (decrease) in net
     assets from operations. . . . .     $           175,370    $           138,760    $             1,609
                                         -------------------    -------------------    -------------------
                                         -------------------    -------------------    -------------------




**Date of initial investment

  The accompanying notes are an integral part of these financial statements.

                           ALLMERICA SELECT SEPARATE ACCOUNT II

                              SEPTEMBER 30, 1997 (UNAUDITED)



                                                                  SELECT CAPITAL
                                                                   APPRECIATION
                                                                  SUB-ACCOUNT 12
                                         -----------------------------------------------------------------
                                            FOR THE NINE             FOR THE
                                            MONTHS ENDED            YEAR ENDED           FOR THE PERIOD
                                         9/30/97 (UNAUDITED)         12/31/96          5/1/95* TO 12/31/95
                                         -------------------    -------------------    -------------------


INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . .     $                 -    $               869    $             1,079

EXPENSES:
  Mortality and expense risk fee . .                   6,831                  2,261                     95
  Administrative expenses  . . . . .                   1,603                    530                     22
                                         -------------------    -------------------    -------------------
    Total expenses . . . . . . . . .                   8,434                  2,791                    117
                                         -------------------    -------------------    -------------------

  Net investment income (loss) . . .                  (8,434)                (1,922)                   962
                                         -------------------    -------------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain distributions from
   portfolio sponsors  . . . . . . .                       -                      -                      -
  Net realized gain (loss) from
   sales of investments  . . . . . .                    (529)                   577                  2,120
                                         -------------------    -------------------    -------------------
    Net realized gain (loss) from
     gain distributions and sales
     of investments  . . . . . . . .                    (529)                   577                  2,120
  Net unrealized gain (loss) . . . .                 244,158                 (1,192)                 1,002
                                         -------------------    -------------------    -------------------

    Net realized and unrealized
     gain (loss) on investments. . .                 243,629                   (615)                 3,122
                                         -------------------    -------------------    -------------------
    Net increase (decrease) in net
     assets from operations. . . . .     $           235,195    $            (2,537)   $             4,084
                                         -------------------    -------------------    -------------------
                                         -------------------    -------------------    -------------------


                                                              FIDELITY VIP HIGH INCOME
                                                                  SUB-ACCOUNT 102
                                         -----------------------------------------------------------------
                                            FOR THE NINE             FOR THE
                                            MONTHS ENDED            YEAR ENDED           FOR THE PERIOD
                                         9/30/97 (UNAUDITED)         12/31/96          5/1/95* TO 12/31/95
                                         -------------------    -------------------    -------------------

INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . .     $            37,774    $            12,398    $                -

EXPENSES:
  Mortality and expense risk fee . .                   4,482                  1,532                    58
  Administrative expenses  . . . . .                   1,051                    359                    13
                                         -------------------    -------------------    -------------------
    Total expenses . . . . . . . . .                   5,533                  1,891                    71
                                         -------------------    -------------------    -------------------

  Net investment income (loss) . . .                  32,241                 10,507                   (71)
                                         -------------------    -------------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain distributions from
   portfolio sponsors  . . . . . . .                       -                      -                     -
  Net realized gain (loss) from
   sales of investments  . . . . . .                   1,050                  3,133                     48
                                         -------------------    -------------------    -------------------
    Net realized gain (loss) from
     gain distributions and sales
     of investments  . . . . . . . .                   1,050                  3,133                     48
  Net unrealized gain (loss) . . . .                 125,629                 14,684                    805
                                         -------------------    -------------------    -------------------

    Net realized and unrealized
     gain (loss) on investments. . .                 126,679                 17,817                    853
                                         -------------------    -------------------    -------------------
    Net increase (decrease) in net
     assets from operations. . . . .     $           158,920    $            28,324    $               782
                                         -------------------    -------------------    -------------------
                                         -------------------    -------------------    -------------------


                                                              FIDELITY VIP EQUITY-INCOME
                                                                  SUB-ACCOUNT 103
                                         -----------------------------------------------------------------
                                            FOR THE NINE             FOR THE
                                            MONTHS ENDED            YEAR ENDED           FOR THE PERIOD
                                         9/30/97 (UNAUDITED)         12/31/96          5/1/95* TO 12/31/95
                                         -------------------    -------------------    -------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . .     $           105,657    $             6,708    $               638

EXPENSES:
  Mortality and expense risk fee . .                   7,865                  2,681                    101
  Administrative expenses  . . . . .                   1,844                    629                     23
                                         -------------------    -------------------    -------------------
    Total expenses . . . . . . . . .                   9,709                  3,310                    124
                                         -------------------    -------------------    -------------------

  Net investment income (loss) . . .                  95,948                  3,398                    514
                                         -------------------    -------------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain distributions from
   portfolio sponsors  . . . . . . .                       -                      -                      -
  Net realized gain (loss) from
   sales of investments  . . . . . .                  10,060                  1,871                    453
                                         -------------------    -------------------    -------------------
    Net realized gain (loss) from
     gain distributions and sales
     of investments  . . . . . . . .                  10,060                  1,871                    453
  Net unrealized gain (loss) . . . .                 244,166                 59,082                  5,154
                                         -------------------    -------------------    -------------------

    Net realized and unrealized
     gain (loss) on investments. . .                 254,226                 60,953                  5,607
                                         -------------------    -------------------    -------------------
    Net increase (decrease) in net
      assets from operations . . . .     $           350,174    $            64,351    $             6,121
                                         -------------------    -------------------    -------------------
                                         -------------------    -------------------    -------------------




**Date of initial investment

  The accompanying notes are an integral part of these financial statements.

                           ALLMERICA SELECT SEPARATE ACCOUNT II

                              SEPTEMBER 30, 1997 (UNAUDITED)



                                                                FIDELITY VIP GROWTH
                                                                  SUB-ACCOUNT 104
                                         -----------------------------------------------------------------
                                            FOR THE NINE             FOR THE
                                            MONTHS ENDED            YEAR ENDED           FOR THE PERIOD
                                         9/30/97 (UNAUDITED)         12/31/96          5/1/95* TO 12/31/95
                                         -------------------    -------------------    -------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . .     $            45,423    $            18,619    $                 -

EXPENSES:
  Mortality and expense risk fee . .                   8,108                  3,400                    146
  Administrative expenses  . . . . .                   1,902                    797                     34
                                         -------------------    -------------------    -------------------
    Total expenses . . . . . . . . .                  10,010                  4,197                    180
                                         -------------------    -------------------    -------------------

  Net investment income (loss) . . .                  35,413                 14,422                   (180)
                                         -------------------    -------------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain distributions from
   portfolio sponsors  . . . . . . .                       -                     -                       -
  Net realized gain (loss) from
   sales of investments  . . . . . .                   6,173                  (232)                 (4,864)
                                         -------------------    -------------------    -------------------
    Net realized gain (loss) from
     gain distributions and sales
     of investments. . . . . . . . .                   6,173                  (232)                 (4,864)
  Net unrealized gain (loss) . . . .                 331,657                45,024                  (5,909)
                                         -------------------    -------------------    -------------------

    Net realized and unrealized
     gain (loss) on investments. . .                 337,830                44,791                 (10,773)
                                         -------------------    -------------------    -------------------
    Net increase (decrease) in net
     assets from operations. . . . .     $           373,243    $           59,213     $           (10,953)
                                         -------------------    -------------------    -------------------
                                         -------------------    -------------------    -------------------


                                                        T. ROWE PRICE INTERNATIONAL  STOCK
                                                                  SUB-ACCOUNT 150
                                         -----------------------------------------------------------------
                                            FOR THE NINE             FOR THE
                                            MONTHS ENDED            YEAR ENDED           FOR THE PERIOD
                                         9/30/97 (UNAUDITED)         12/31/96          5/1/95* TO 12/31/95
                                         -------------------    -------------------    -------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . .     $                 -    $             9,135    $                 -

EXPENSES:
  Mortality and expense risk fee . .                   6,698                  1,629                      2
  Administrative expenses  . . . . .                   1,572                    382                      -
                                         -------------------    -------------------    -------------------
    Total expenses . . . . . . . . .                   8,270                  2,011                      2
                                         -------------------    -------------------    -------------------

  Net investment income (loss) . . .                  (8,270)                 7,124                     (2)
                                         -------------------    -------------------    -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Realized gain distributions from
   portfolio sponsors  . . . . . . .                      -                      -                       -
  Net realized gain (loss) from
   sales of investments  . . . . . .                 113,177                  1,101                      1
                                         -------------------    -------------------    -------------------
    Net realized gain (loss) from
     gain distributions and sales
     of investments. . . . . . . . .                 113,177                  1,101                      1
  Net unrealized gain (loss) . . . .                  58,135                 30,684                     47
                                         -------------------    -------------------    -------------------

    Net realized and unrealized
     gain (loss) on investments. . .                 171,312                 31,785                     48
                                         -------------------    -------------------    -------------------
    Net increase (decrease) in net
      assets from operations . . . .     $           163,042    $            38,909    $                46
                                         -------------------    -------------------    -------------------
                                         -------------------    -------------------    -------------------



**Date of initial investment

  The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT II

                     STATEMENTS OF CHANGES IN NET ASSETS
                       SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                                   MONEY MARKET
                                                                                                  SUB-ACCOUNT 30
                                                                                 --------------------------------------------------
                                                                                    NINE
                                                                                MONTHS ENDED                            PERIOD
                                                                                   9/30/97          YEAR ENDED        5/1/95* TO
                                                                                 (UNAUDITED)         12/31/96          12/31/95
                                                                                 --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . .    $       93,553    $       36,031    $        2,642
    Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .    $            -                 -                 -
    Net unrealized gain (loss) on investments   . . . . . . . . . . . . . . .    $            -                 -                 -
                                                                                 --------------    --------------    --------------
    Net increase (decrease)  in net assets from operations  . . . . . . . . .            93,553            36,031             2,642
                                                                                 --------------    --------------    --------------
  FROM  CAPITAL TRANSACTIONS:
    Net premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,803,538         4,471,372           575,190
    Terminations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (10,064)                -                 -
    Insurance charges   . . . . . . . . . . . . . . . . . . . . . . . . . . .          (175,499)                -                 -
    Other transfers from (to)  the General Account of Allmerica
       Financial Life Insurance and Annuity Company (Sponsor) . . . . . . . .        (7,917,944)       (2,298,619)         (521,908)
    Net increase (decrease) in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor) . . . . . . . . . . . . .                 -              (215)              200
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from capital transactions . . . . .          (299,969)        2,172,538            53,482
                                                                                 --------------    --------------    --------------

    Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . .          (206,416)        2,208,569            56,124
NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,264,693            56,124                 -
                                                                                 --------------    --------------    --------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    2,058,277    $    2,264,693    $       56,124
                                                                                 --------------    --------------    --------------
                                                                                 --------------    --------------    --------------

                                                                                             SELECTAGGRESSIVE GROWTH
                                                                                                  SUB-ACCOUNT 6
                                                                                 --------------------------------------------------
                                                                                     NINE
                                                                                 MONTHS ENDED                           PERIOD
                                                                                   9/30/97          YEAR ENDED        5/1/95* TO
                                                                                 (UNAUDITED)         12/31/96          12/31/95
                                                                                 --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . .    $       20,320    $       84,858    $         (128)
    Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .            (4,658)           13,851                 4
    Net unrealized gain (loss) on investments   . . . . . . . . . . . . . . .           816,220            26,999               417
                                                                                 --------------    --------------    --------------
    Net increase (decrease)  in net assets from operations  . . . . . . . . .           831,882           125,708               293
                                                                                 --------------    --------------    --------------
  FROM  CAPITAL TRANSACTIONS:
    Net premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           957,573           824,503           127,557
    Terminations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (14,791)             (621)                -
    Insurance charges   . . . . . . . . . . . . . . . . . . . . . . . . . . .          (128,973)                -                 -
    Other transfers from (to)  the General Account of Allmerica
       Financial Life Insurance and Annuity Company (Sponsor) . . . . . . . .         1,126,770           301,449            75,007
    Net increase (decrease) in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor) . . . . . . . . . . . . .                 -              (292)              200
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from capital transactions . . . . .         1,940,579         1,125,039           202,764
                                                                                 --------------    --------------    --------------

    Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . .         2,772,461         1,250,747           203,057
NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,453,804           203,057                 -
                                                                                 --------------    --------------    --------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    4,226,265    $    1,453,804    $      203,057
                                                                                 --------------    --------------    --------------
                                                                                 --------------    --------------    --------------

                                                                                                   SELECT GROWTH
                                                                                                   SUB-ACCOUNT 7
                                                                                 --------------------------------------------------
                                                                                    NINE
                                                                                 MONTHS ENDED                           PERIOD
                                                                                   9/30/97          YEAR ENDED        5/1/95* TO
                                                                                 (UNAUDITED)         12/31/96          12/31/95
                                                                                 --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . .    $        1,702    $      156,392    $          (33)
    Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .             1,026            13,278                11
    Net unrealized gain (loss) on investments   . . . . . . . . . . . . . . .           499,871           (87,178)             (892)
                                                                                 --------------    --------------    --------------
    Net increase (decrease)  in net assets from operations  . . . . . . . . .           502,599            82,492              (914)
                                                                                 --------------    --------------    --------------
  FROM  CAPITAL TRANSACTIONS:
    Net premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           955,059           618,908           126,681
    Terminations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (3,100)             (609)                -
    Insurance charges   . . . . . . . . . . . . . . . . . . . . . . . . . . .          (121,690)                -                 -
    Other transfers from (to)  the General Account of Allmerica
       Financial Life Insurance and Annuity Company (Sponsor) . . . . . . . .           820,437           287,047             3,418
    Net increase (decrease) in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor) . . . . . . . . . . . . .                 -              (281)              200
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from capital transactions . . . . .         1,650,706           905,065           130,299
                                                                                 --------------    --------------    --------------

    Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . .         2,153,305           987,557           129,385
NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,116,942           129,385                 -
                                                                                 --------------    --------------    --------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    3,270,247    $    1,116,942    $      129,385
                                                                                 --------------    --------------    --------------
                                                                                 --------------    --------------    --------------

*Date of initial investment

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT II

                       SEPTEMBER 30, 1997 (UNAUDITED)

                                                                                                     SELECT
                                                                                                GROWTH AND INCOME
                                                                                                  SUB-ACCOUNT 8
                                                                                 --------------------------------------------------
                                                                                      NINE
                                                                                 MONTHS ENDED                            PERIOD
                                                                                    9/30/97          YEAR ENDED        5/1/95* TO
                                                                                  (UNAUDITED)         12/31/96          12/31/95
                                                                                 --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . .    $       40,786    $       82,316    $        5,945
    Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .            12,658               886               783
    Net unrealized gain (loss) on investments   . . . . . . . . . . . . . . .           370,122            24,966            (1,200)
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from operations . . . . . . . . . .           423,566           108,168             5,528
                                                                                 --------------    --------------    --------------
  FROM  CAPITAL TRANSACTIONS:
    Net premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           804,934           759,907            37,091
    Terminations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (3,491)                1                 -
    Insurance charges . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (138,776)                -                 -
    Other transfers from (to)  the General Account of Allmerica
       Financial Life Insurance and Annuity Company (Sponsor) . . . . . . . .         1,235,674           203,435           104,713
    Net increase (decrease) in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor) . . . . . . . . . . . . .                 -              (283)              200
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from capital transactions . . . . .         1,898,341           963,060           142,004
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . .         2,321,907         1,071,228           147,532

NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,218,760           147,532                 -
                                                                                 --------------    --------------    --------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    3,540,667    $    1,218,760    $      147,532
                                                                                 --------------    --------------    --------------
                                                                                 --------------    --------------    --------------

                                                                                                     SELECT
                                                                                                     INCOME
                                                                                                  SUB-ACCOUNT 10
                                                                                 --------------------------------------------------
                                                                                       NINE
                                                                                  MONTHS ENDED                           PERIOD
                                                                                    9/30/97          YEAR ENDED        5/1/95* TO
                                                                                  (UNAUDITED)         12/31/96          12/31/95
                                                                                 --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . .    $       44,713    $       24,151    $        1,367
    Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .             1,725              (472)              140
    Net unrealized gain (loss) on investments   . . . . . . . . . . . . . . .            15,558            (4,696)              187
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from operations . . . . . . . . . .            61,996            18,983             1,694
                                                                                 --------------    --------------    --------------
  FROM  CAPITAL TRANSACTIONS:
    Net premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           466,584           321,729            32,948
    Terminations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,649)             (548)                -
    Insurance charges . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (65,081)                -                 -
    Other transfers from (to)  the General Account of Allmerica
       Financial Life Insurance and Annuity Company (Sponsor) . . . . . . . .           111,354           211,921            56,810
    Net increase (decrease) in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor) . . . . . . . . . . . . .                 -              (225)              200
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from capital transactions . . . . .           511,208           532,877            89,958
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . .           573,204           551,860            91,652

NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .           643,512            91,652                 -
                                                                                 --------------    --------------    --------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    1,216,716    $      643,512    $       91,652
                                                                                 --------------    --------------    --------------
                                                                                 --------------    --------------    --------------

                                                                                                     SELECT
                                                                                               INTERNATIONAL EQUITY
                                                                                                  SUB-ACCOUNT 11
                                                                                 --------------------------------------------------
                                                                                      NINE
                                                                                  MONTHS ENDED                           PERIOD
                                                                                    9/30/97          YEAR ENDED        5/1/95* TO
                                                                                  (UNAUDITED)         12/31/96          12/31/95
                                                                                 --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . .    $        5,131    $       21,569    $          539
    Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .            14,584               654               537
    Net unrealized gain (loss) on investments   . . . . . . . . . . . . . . .           155,655           116,537               533
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from operations . . . . . . . . . .           175,370           138,760             1,609
                                                                                 --------------    --------------    --------------
  FROM  CAPITAL TRANSACTIONS:
    Net premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,009,122           680,979            40,124
    Terminations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (4,859)             (636)                -
    Insurance charges . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (124,731)                -                 -
    Other transfers from (to)  the General Account of Allmerica
       Financial Life Insurance and Annuity Company (Sponsor) . . . . . . . .           888,435           399,355             8,218
    Net increase (decrease) in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor) . . . . . . . . . . . . .                 -              (262)              200
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from capital transactions . . . . .         1,767,967         1,079,436            48,542
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . .         1,943,337         1,218,196            50,151

NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,268,347            50,151                -
                                                                                 --------------    --------------    --------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    3,211,684    $    1,268,347    $       50,151
                                                                                 --------------    --------------    --------------
                                                                                 --------------    --------------    --------------

*Date of initial investment

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT II

                                                                                                  SELECT CAPITAL
                                                                                                   APPRECIATION
                                                                                                  SUB-ACCOUNT 12
                                                                                 --------------------------------------------------
                                                                                     NINE
                                                                                  MONTHS ENDED                          PERIOD
                                                                                    9/30/97          YEAR ENDED        5/1/95* TO
                                                                                   (UNAUDITED)        12/31/96          12/31/95
                                                                                 --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . .    $       (8,434)   $       (1,922)   $          962
    Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .              (529)              577             2,120
    Net unrealized gain (loss) on investments . . . . . . . . . . . . . . . .           244,158            (1,192)            1,002
                                                                                 --------------    --------------    --------------
    Net increase (decrease)  in net assets from operations  . . . . . . . . .           235,195            (2,537)            4,084
                                                                                 --------------    --------------    --------------
  FROM  CAPITAL TRANSACTIONS:
    Net premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           912,661           652,549           114,192
    Terminations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2,540)                -                 -
    Insurance charges . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (135,981)                -                 -
    Other transfers from (to)  the General Account of Allmerica
       Financial Life Insurance and Annuity Company (Sponsor) . . . . . . . .           446,039            52,678             5,042
    Net increase (decrease) in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor) . . . . . . . . . . . . .                 -              (295)              200
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from capital transactions . . . . .         1,220,179           704,932           119,434
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . .         1,455,374           702,395           123,518

NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .           825,913           123,518                 -
                                                                                 --------------    --------------    --------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    2,281,287    $      825,913    $      123,518
                                                                                 --------------    --------------    --------------
                                                                                 --------------    --------------    --------------


                                                                                                  VIP HIGH INCOME
                                                                                                  SUB-ACCOUNT 102
                                                                                 --------------------------------------------------
                                                                                     NINE
                                                                                 MONTHS ENDED                           PERIOD
                                                                                    9/30/97          YEAR ENDED        5/1/95* TO
                                                                                  (UNAUDITED)         12/31/96         12/31/95
                                                                                 --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . .    $       32,241    $       10,507    $          (71)
    Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .             1,050             3,133                48
    Net unrealized gain (loss) on investments . . . . . . . . . . . . . . . .           125,629            14,684               805
                                                                                 --------------    --------------    --------------
    Net increase (decrease)  in net assets from operations  . . . . . . . . .           158,920            28,324               782
                                                                                 --------------    --------------    --------------
  FROM  CAPITAL TRANSACTIONS:
    Net premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           466,975           325,210            20,148
    Terminations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (13,841)             (578)                -
    Insurance charges . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (61,040)                -                 -
    Other transfers from (to)  the General Account of Allmerica
       Financial Life Insurance and Annuity Company (Sponsor) . . . . . . . .           698,628           (54,018)           47,177
    Net increase (decrease) in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor) . . . . . . . . . . . . .                 -              (247)              200
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from capital transactions . . . . .         1,090,722           270,367            67,525
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . .         1,249,642           298,691            68,307

NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .           366,998            68,307                 -
                                                                                 --------------    --------------    --------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    1,616,640    $      366,998    $       68,307
                                                                                 --------------    --------------    --------------
                                                                                 --------------    --------------    --------------


                                                                                            FIDELITY VIP EQUITY-INCOME
                                                                                                 SUB-ACCOUNT 103
                                                                                 --------------------------------------------------
                                                                                     NINE
                                                                                 MONTHS ENDED                           PERIOD
                                                                                    9/30/97          YEAR ENDED        5/1/95* TO
                                                                                  (UNAUDITED)         12/31/96          12/31/95
                                                                                 --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . .    $       95,948    $        3,398    $          514
    Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .            10,060             1,871               453
    Net unrealized gain (loss) on investments . . . . . . . . . . . . . . . .           244,166            59,082             5,154
                                                                                 --------------    --------------    --------------
    Net increase (decrease)  in net assets from operations  . . . . . . . . .           350,174            64,351             6,121
                                                                                 --------------    --------------    --------------
  FROM  CAPITAL TRANSACTIONS:
    Net premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           857,890           530,169            21,784
    Terminations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (3,467)             (704)                -
    Insurance charges . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (102,243)                -                 -
    Other transfers from (to)  the General Account of Allmerica
       Financial Life Insurance and Annuity Company (Sponsor) . . . . . . . .           740,689           193,606            94,830
    Net increase (decrease) in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor) . . . . . . . . . . . . .                 -              (268)              200
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from capital transactions . . . . .         1,492,869           722,803           116,814
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . .         1,843,043           787,154           122,935

NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .           910,089           122,935                 -
                                                                                 --------------    --------------    --------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    2,753,132    $      910,089    $      122,935
                                                                                 --------------    --------------    --------------
                                                                                 --------------    --------------    --------------

*Date of initial investment

   The accompanying notes are an integral part of these financial statements.

                     ALLMERICA SELECT SEPARATE ACCOUNT II

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    VIP GROWTH
                                                                                                  SUB-ACCOUNT 104
                                                                                 --------------------------------------------------
                                                                                      NINE
                                                                                  MONTHS ENDED                          PERIOD
                                                                                    9/30/97         YEAR ENDED        5/1/95* TO
                                                                                  (UNAUDITED)        12/31/96          12/31/95
                                                                                 --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . .    $       35,413    $       14,422    $         (180)
    Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .             6,173              (232)           (4,864)
    Net unrealized gain (loss) on investments . . . . . . . . . . . . . . . .           331,657            45,024            (5,909)
                                                                                 --------------    --------------    --------------
    Net increase (decrease)  in net assets from operations  . . . . . . . . .           373,243            59,214           (10,953)
                                                                                 --------------    --------------    --------------
  FROM  CAPITAL TRANSACTIONS:
    Net premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           776,853           673,958           105,504
    Terminations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (19,740)             (105)                -
    Insurance charges . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (134,261)                -                 -
    Other transfers from (to)  the General Account of Allmerica
       Financial Life Insurance and Annuity Company (Sponsor)   . . . . . . .           582,990            (2,435)          120,941
    Net increase (decrease) in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor) . . . . . . . . . . . . .                 -              (281)              200
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from capital transactions . . . . .         1,205,842           671,137           226,645
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . .         1,579,085           730,351           215,692

NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .           946,043           215,692                 -
                                                                                 --------------    --------------    --------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    2,525,128    $      946,043    $      215,692
                                                                                 --------------    --------------    --------------
                                                                                 --------------    --------------    --------------

                                                                                        T. ROWE PRICE INTERNATIONAL STOCK
                                                                                                 SUB-ACCOUNT 150
                                                                                 --------------------------------------------------
                                                                                     NINE
                                                                                  MONTHS ENDED                          PERIOD
                                                                                    9/30/97         YEAR ENDED        5/1/95* TO
                                                                                  (UNAUDITED)        12/31/96          12/31/95
                                                                                 --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . .    $       (8,270)   $        7,124    $           (2)
    Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .           113,177             1,101                 1
    Net unrealized gain (loss) on investments . . . . . . . . . . . . . . . .            58,135            30,684                47
                                                                                 --------------    --------------    --------------
    Net increase (decrease)  in net assets from operations  . . . . . . . . .           163,042            38,909                46
                                                                                 --------------    --------------    --------------
  FROM  CAPITAL TRANSACTIONS:
    Net premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           581,666           520,547             1,590
    Terminations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (2,075)                -                 -
    Insurance charges . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (77,417)                -                 -
    Other transfers from (to)  the General Account of Allmerica
       Financial Life Insurance and Annuity Company (Sponsor)   . . . . . . .           783,117           152,993              (178)
    Net increase (decrease) in investment by Allmerica Financial
       Life Insurance and Annuity Company (Sponsor) . . . . . . . . . . . . .                 -                 -                 -
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets from capital transactions . . . . .         1,285,291           673,540             1,412
                                                                                 --------------    --------------    --------------
    Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . .         1,448,333           712,449             1,458

NET ASSETS:
  Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . .           713,907             1,458                 -
                                                                                 --------------    --------------    --------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    2,162,240    $      713,907    $        1,458
                                                                                 --------------    --------------    --------------
                                                                                 --------------    --------------    --------------

*Date of initial investment

   The accompanying notes are an integral part of these financial statements.

                               FINANCIAL STATEMENTS

              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                               STATEMENTS OF INCOME

                                                           (UNAUDITED)
                                                NINE MONTHS ENDED SEPTEMBER 30,
 (In millions)                                             1997         1996
-------------------------------------------------------------------------------
REVENUES
   Premiums. . . . . . . . . . . . . . . . . . . . . .   $  23.3      $  25.2
   Universal life and investment product policy fees .     156.4        129.5
   Net investment income . . . . . . . . . . . . . . .     125.8        129.3
   Net realized investment losses. . . . . . . . . . .      (2.9)        (5.7)
   Other income. . . . . . . . . . . . . . . . . . . .       0.6          0.3
                                                         --------     --------
     Total revenues. . . . . . . . . . . . . . . . . .     303.2        278.6
                                                         --------     --------

BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment
    expenses . . . . . . . . . . . . . . . . . . . . .     147.2        143.5
   Policy acquisition expenses . . . . . . . . . . . .      38.0         36.7
   Loss from cession of disability income business . .      53.9            -
   Other operating expenses. . . . . . . . . . . . . .      71.6         63.6
                                                         --------     --------
      Total benefits, losses and expenses. . . . . . .     310.7        243.8
                                                         --------     --------
(Loss) income before federal income taxes. . . . . . .      (7.5)        34.8
                                                         --------     --------

FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current.. . . . . . . . . . . . . . . . . . . . . .       5.9         18.3
   Deferred. . . . . . . . . . . . . . . . . . . . . .      (8.1)        (8.6)
                                                         --------     --------
Total federal income tax (benefit) expense . . . . . .      (2.2)         9.7
                                                         --------     --------

Net (loss) income. . . . . . . . . . . . . . . . . . .   $  (5.3)     $  25.1
                                                         --------     --------
                                                         --------     --------







   The accompanying notes are an integral part of these financial statements.

           ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
   (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)


                       STATEMENTS OF SHAREHOLDERS' EQUITY

                                                           (UNAUDITED)
                                                NINE MONTHS ENDED SEPTEMBER 30,
 (In millions)                                             1997         1996
-------------------------------------------------------------------------------
COMMON STOCK
  Balance at beginning and end of period . . . . . . .    $  2.5        $  2.5
                                                         --------     --------

ADDITIONAL PAID-IN CAPITAL
  Balance at beginning and end of period . . . . . . .     346.3         324.3
                                                         --------     --------

RETAINED EARNINGS
  Balance at beginning of period . . . . . . . . . . .     176.4         144.7
  Net (loss) income. . . . . . . . . . . . . . . . . .     ( 5.3)         25.1
                                                         --------     --------
  Balance at end of period . . . . . . . . . . . . . .     171.1         169.8
                                                         --------     --------

NET UNREALIZED APPRECIATION ON INVESTMENTS
  Balance at beginning of period . . . . . . . . . . .      20.5          23.8
    Net appreciation (depreciation) on available-for-sale
         securities. . . . . . . . . . . . . . . . . .      21.7        ( 20.4)
    (Provision) benefit for deferred federal income taxes   (7.6)          7.2
                                                         --------     --------
  Balance at end of period . . . . . . . . . . . . . .      34.6          10.6
                                                         --------     --------

       Total shareholders' equity. . . . . . . . . . .  $  554.5      $  507.2
                                                         --------     --------
                                                         --------     --------








   The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                                 BALANCE SHEETS


                                                                            (UNAUDITED)
                                                                            SEPTEMBER 30,  DECEMBER 31,
 (In millions)                                                                  1997          1996
------------------------------------------------------------------------------------------------------
 ASSETS
  Investments:
   Fixed maturities-at fair value (amortized cost of $1,425.0 and $1,660.2) $  1,486.6     $  1,698.0
   Equity securities-at fair value (cost of $33.4 and $33.0) . . . . . . .        51.9           41.5
   Mortgage loans. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       213.7          221.6
   Real estate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14.8           26.1
   Policy loans. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       138.1          131.7
   Other long-term investments . . . . . . . . . . . . . . . . . . . . . .         0.1            7.9
                                                                            ----------     ----------
       Total investments . . . . . . . . . . . . . . . . . . . . . . . . .     1,905.22       2,126.8
                                                                            ----------     ----------
   Cash and cash equivalents . . . . . . . . . . . . . . . . . . . . . . .        18.3           18.8
   Accrued investment income . . . . . . . . . . . . . . . . . . . . . . .        34.8           37.7
   Deferred policy acquisition costs . . . . . . . . . . . . . . . . . . .       676.0          632.7
   Reinsurance receivable on paid and unpaid losses,
         benefits and unearned premiums. . . . . . . . . . . . . . . . . .        75.0           72.5
   Other assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       210.1            8.2
   Separate account assets . . . . . . . . . . . . . . . . . . . . . . . .     7,040.6        4,524.0
                                                                            ----------     ----------
       Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  9,960.0     $  7,420.7
                                                                            ----------     ----------
                                                                            ----------     ----------

 LIABILITIES
  Policy liabilities and accruals:
   Future policy benefits. . . . . . . . . . . . . . . . . . . . . . . . .  $  2,136.8     $  2,163.0
   Outstanding claims, losses and loss adjustment expenses . . . . . . . .        16.5           15.4
   Unearned premiums . . . . . . . . . . . . . . . . . . . . . . . . . . .         2.6            2.7
   Contractholder deposit funds and other policy liabilities . . . . . . .        36.4           32.8
                                                                            ----------     ----------
       Total policy liabilities and accruals. . . . .  . . . . . . . . . .     2,192.3        2,213.9
                                                                            ----------     ----------
   Expenses and taxes payable. . . . . . . . . . . . . . . . . . . . . . .       117.9           77.3
   Deferred federal income taxes . . . . . . . . . . . . . . . . . . . . .        54.7           60.2
   Separate account liabilities. . . . . . . . . . . . . . . . . . . . . .     7,040.6        4,523.6
                                                                            ----------     ----------
       Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . .     9,405.5        6,873.0
                                                                            ----------     ----------

         Commitments and contingencies

 SHAREHOLDERS' EQUITY
  Common stock, $1,000 par value, 10,000 shares authorized, 2,518 shares
   issued and outstanding. . . . . . . . . . . . . . . . . . . . . . . . .         2.5            2.5
  Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . .       346.3          346.3
  Unrealized appreciation on investments, net. . . . . . . . . . . . . . .        34.6           20.5
  Retained earnings. . . . . . . . . . . . . . . . . . . . . . . . . . . .       171.1          176.4
                                                                            ----------     ----------
    Total shareholders' equity . . . . . . . . . . . . . . . . . . . . . .       554.5          545.7
                                                                            ----------     ----------
       Total liabilities and shareholders' equity. . . . . . . . . . . . .  $  9,960.0     $  7,420.7
                                                                            ----------     ----------
                                                                            ----------     ----------




   The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       STATEMENTS OF CASH FLOWS (UNAUDITED)

                                                                        NINE MONTHS ENDED
                                                                          SEPTEMBER 30,
 (In millions)                                                           1997        1996
------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net (loss) income. . . . . . . . . . . . . . . . . . . . . . .       $   (5.3)   $  25.1
  Adjustments to reconcile net (loss) income to net cash from operating activities:
    Net realized losses. . . . . . . . . . . . . . . . . . . . . . . .      2.9        5.7
    Net amortization and depreciation. . . . . . . . . . . . . . . . .      0.2        2.9
          Deferred federal income taxes. . . . . . . . . . . . . . . .     (8.1)      (8.6)
    Change in deferred acquisition costs . . . . . . . . . . . . . . .    (58.7)     (36.8)
    Change in accrued investment income. . . . . . . . . . . . . . . .      2.9       (2.0)
    Change in policy liabilities and accruals, net . . . . . . . . . .    (20.8)     (38.4)
    Change in reinsurance receivable . . . . . . . . . . . . . . . . .     (2.6)      (3.7)
    Change in expenses and taxes payable . . . . . . . . . . . . . . .     29.6       46.5
    Separate account activity, net . . . . . . . . . . . . . . . . . .      0.4       10.8
    Other, net . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.4       (4.0)
                                                                       --------    -------
       Net cash used in operating activities . . . . . . . . . . . . .    (59.1)      (2.5)
                                                                       --------    -------

CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from disposals and maturities of available-for-sale fixed
   maturities. . . . . . . . . . . . . . . . . . . . . . . . . . . .      602.2      643.1
  Proceeds from disposals of equity securities . . . . . . . . . . . .      2.1        1.2
  Proceeds from disposals of other investments . . . . . . . . . . . .     19.4       10.7
  Proceeds from mortgages matured or collected . . . . . . . . . . . .     40.5       16.4
  Purchase of available-for-sale fixed maturities. . . . . . . . . . .   (562.6)    (698.7)
  Purchase of equity securities. . . . . . . . . . . . . . . . . . . .     (1.9)     (12.8)
  Purchase of other investments. . . . . . . . . . . . . . . . . . . .    (41.1)     (21.9)
                                                                       --------    -------
       Net cash provided by (used in) investing activities . . . . . .     58.6      (62.0)
                                                                       --------    -------

 CASH FLOWS FROM FINANCING ACTIVITIES
  Change in short term debt. . . . . . . . . . . . . . . . . . . . . .      --        63.2
                                                                       --------    -------
    Net cash provided by financing activities. . . . . . . . . . . . .      --        63.2
                                                                       --------    -------

 Net change in cash and cash equivalents . . . . . . . . . . . . . . .     (0.5)      (1.3)
 Cash and cash equivalents, beginning of period. . . . . . . . . . . .     18.8       17.3
                                                                       --------    -------
 Cash and cash equivalents, end of period. . . . . . . . . . . . . . . $   18.3    $  16.0
                                                                       --------    -------
                                                                       --------    -------









   The accompanying notes are an integral part of these financial statements.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
      (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                        NOTES TO INTERIM FINANCIAL STATEMENTS

1. Organization and Basis of Presentation

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company") is a wholly owned subsidiary of SMA Financial Corp., which is wholly owned by First Allmerica Financial Life Insurance Company ("First Allmerica"), a stock life insurance company. First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by First Allmerica in accordance with a policy established by vote of First Allmerica's Board of Directors.

The accompanying unaudited financial statements of Allmerica Financial have been prepared in accordance with generally accepted accounting principles for stock life insurance companies for interim financial information. The Company began preparing financial statements in accordance with generally accepted accounting principles for the nine months ended September 31, 1996. Adjustments to conform with generally accepted accounting principles are not available on a quarterly basis prior to September 30, 1996. Accordingly, quarterly comparative amounts for the quarters ended September 30, 1996 and 1997 are not presented.

The accompanying interim financial statements reflect, in the opinion of the Company's management, all adjustments, consisting of only normal and recurring adjustments, necessary for a fair presentation of the financial position and results of operations. The results of operations for the nine months ended September 30, 1997 are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the Company's 1996 annual audited financial statements.

In June 1997, the FASB issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS No. 130). FAS No. 130 established standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income will thus represent the sum of net income and other comprehensive income, although FAS No. 130 does not require the use of the terms comprehensive income or other comprehensive income. The accumulated balance of other comprehensive income shall be displayed separately from retained earnings and additional paid-in capital in the statement of financial position. This statement is effective for fiscal years beginning after December 15, 1997. The Company anticipates that the adoption of FAS No. 130 will result primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

2.  Significant Transactions

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3. Federal Income Taxes

Federal income tax expense for the nine months ended September 30, 1997 and 1996, have been computed using estimated effective tax rates. These rates are revised, if necessary, at the end of each successive interim period to reflect the current estimates of the annual effective tax rates.

4. Commitments and Contingencies

In late July 1997, a lawsuit was instituted in Louisiana against AFC and certain of its subsidiaries, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in the early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.

PART II


UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

Article VIII of Registrant's Bylaws provides: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM.

The Company and its registered separate accounts which fund annuity contracts issued in connection with Section 403(b) plans have relied (a) on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code
Section 403(b)(11). The variable life insurance Policies issued by the Registrant may be issued in connection with Section 403(b) plans ("Plans"), and would be subject to the same restrictions on redeemability which are applicable to annuity contracts issued to such Plans. The Company and the Registrant represent that they will take the following steps in connection with the issuance of the policies to Section 403(b) plans:

1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement issued in connection with the offer of the Company's variable contracts.

2. Appropriate disclosure regarding the redemption restrictions imposed by the Program and by section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b) (11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                       CONTENTS OF THE REGISTRATION STATEMENT


This registration statement comprises the following papers and documents:

The facing sheet.
Cross-reference to items required by Form N-8B-2.
The prospectus consists of ____ pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484 under the Securities Act of 1933. Representations Pursuant to Section 26(e) of the Investment Company Act of 1940 The signatures.

Written consents of the following persons:

     1.   Price Waterhouse
     2.   Opinion of Counsel
     3.   Actuarial Opinion

The following exhibits:

EXHIBITS

     1. Exhibit 1 (Exhibits required by paragraph A of the instructions to Form N-8B-2)

          (1) Certified copy of Resolutions of the Board of Directors of the Company of October 12, 1993 establishing the Allmerica Select Separate Account II was previously filed with Registrant's initial Registration Statement and are herein incorporated by reference.

          (2)  Not Applicable.

          (3) (a) Form of Sales and Administrative Services Agreement between the Company and Allmerica Investments, Inc. was previously filed on February 1, 1993 and is herein incorporated by reference.

               (b) Registered Representative Agreement and Resident Sponsor Agreement of Allmerica Investment Inc. (formerly "SMA Equities, Inc.") were previously filed by the Company on June 3, 1987, Registration No. 33-14672, and are incorporated herein by reference.

          (4)  Not Applicable.

          (5) Forms of Policy and Policy riders were previously filed with Registrant's initial Registration Statement and are herein incorporated by reference. 403(b) Life Insurance Policy Endorsement and Riders were previously filed in Post-Effective Amendment No. 3 on May 1, 1997 and are incorporated by reference herein.

          (6) Organizational documents of the Company were previously filed by the Company in Post-Effective Amendment No. 1, Registration
               No. 33-83604 and are incorporated by reference herein.

          (7)  Not Applicable.

          (8) (a) Form of Participation Agreement with Allmerica Investment Trust was previously filed by the Company on June 3, 1987 in Registration Statement No. 33-14672, and is incorporated herein by reference.

               (b) Form of Participation Agreement with T. Rowe Price International Series, Inc. was previously filed with Registrant's Pre-effective amendment No. 1 and is herein incorporated by reference.

               (c) Form of Participation Agreement with Variable Insurance Products Fund was previously filed on May 1, 1995 and is incorporated by reference.

               (d) Fidelity Service Agreement as of November 1, 1995 was previously filed on April 30, 1996 in Post-Effective Amendment No. 2 and is incorporated by reference herein. An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997 was previously filed on May 1, 1997 in Post-Effective Amendment No. 3 and is incorporated by reference herein. A proposed form of Fidelity Service Contract was previously filed in Post-Effective Amendment No. 3 on May 1, 1997 and is incorporated by reference herein.

          (9)  Not Applicable.

          (10) Form of Application was previously filed with Registrant's initial registration statement and is herein incorporated by reference.

     2.   Form of Policy and Policy riders are included in Exhibit 1 above.

     3.   Opinion of Counsel is filed herewith.

     4.   Not Applicable.

     5.   Not Applicable.

     6.   Actuarial consent is filed herewith

     7. Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act which includes conversion procedures pursuant to Rule 6e-3(T)(b)(13)(v)(B) was previously filed with Registrant's initial Registration Statement and is herein incorporated by reference.

     8.   Consent of Independent Accountants is filed herewith.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of February, 1998.


                       ALLMERICA SELECT SEPARATE ACCOUNT II
             OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                                          By:  /s/ Abigail M. Armstrong
                                               -------------------------------
                                               Abigail M. Armstrong, Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signatures                        Title                         Date
----------                        -----                         ----

  /s/ John F. O'Brien             Director and Chairman of      February 2, 1998
-----------------------------     the Board
John F. O'Brien


  /s/ Bruce C. Anderson           Director
-----------------------------
Bruce C. Anderson

  /s/ Robert E. Bruce             Director
-----------------------------
Robert E. Bruce

  /s/ John P. Kavanaugh           Director, Vice President and
-----------------------------     Chief Investment Officer
John P. Kavanaugh

  /s/ John F. Kelly               Director, Vice President and
-----------------------------     General Counsel
John F. Kelly

  /s/ J. Barry May                Director
-----------------------------
J. Barry May

  /s/ James R. McAuliffe          Director
-----------------------------
James R. McAuliffe

  /s/ Edward J. Parry III         Director, Vice President and
-----------------------------     Chief Financial Officer
Edward J. Parry III


  /s/ Richard M. Reilly           Director, President and
-----------------------------     Chief Executive Officer
Richard M. Reilly

  /s/ Eric A. Simonsen            Director and Vice President
-----------------------------
Eric A. Simonsen

  /s/ Phillip E. Soule            Director
-----------------------------
Phillip E. Soule

                               FORM S-6 EXHIBIT TABLE


Exhibit 3      Opinion of Counsel

Exhibit 6      Actuarial Consent

Exhibit 8      Consent of Independent Accountants